GCAT 2021-NQM3 Trust ABS-15G

Exhibit 99.15

Loan Level Exceptions

Run Date - XX/XX/XXXX

Marketing ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
529640129			DSCR March 2021	1	1	1	1	1	1	1	1
975263628	DSCR March 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT: The appraisal located on page XXX reflects the subject property was located in flood zone AE. The map date is the same as the flood certificate which reflects a flood zone X. The appraisal was not corrected to show flood zone X.

*** (CURED) Asset Verification insufficient - EV R
COMMENT: The file contains evidence of business statements located on page XXX; however, evidence the borrower is owner of the business was not provided.

*** (CURED) Hazard Insurance - EV R
COMMENT: The evidence of insurance located on page XXX does not confirm the policy is a rental policy. Please provide evidence the policy is for a non-owner-occupied dwelling.

*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: The guidelines section 4.5 defines a First Time Homebuyer as a borrower who has no demonstrable interest in a property in the last 7 years. The fraud guard located on page XXX reflects the borrowers’ primary residence is in the name of the borrowers non purchasing spouse alone. Additionally, page XXX of the fraud guard confirms the borrower last had ownership in a property XX/XX/XXXX which exceeds the 7-year requirement. Section 16.3 InvestorX confirms first time homebuyers are not eligible for the program.
412008536			DSCR March 2021	1	1	1	1	1	1	1	1
184479713			DSCR March 2021	1	1	1	1	1	1	1	1